BIOLOGICAL ASSETS - Changes (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes in balances of biological assets
Balance, beginning of the year	R$ 4,935,905	R$ 4,548,897
Business combination with Fibria	4,579,526
Additions	2,849,039	1,285,490
Depletion for the year	(1,905,118)	(709,547)
Gain (Loss) on adjustment to fair value	185,399	(129,187)	R$ 192,504
Disposal of forests	(23,764)	(47,124)
Other write-offs	(49,488)	(12,624)
Balance, end of the year	R$ 10,571,499	R$ 4,935,905	R$ 4,548,897
Effective area of forest from the year of planting	3 years
Minimum
Changes in balances of biological assets
Average cycle of forest formation	6 years
Maximum
Changes in balances of biological assets
Average cycle of forest formation	7 years